Document and Entity Information	Jun. 15, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	FULTON FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000700564
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Incorporation State Country Code	PA
Entity File Number	001-39680
Entity Tax Identification Number	23-2195389
Entity Address, Address Line One	One Penn Square
Entity Address, Address Line Two	P. O. Box 4887
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17604
City Area Code	(717)
Local Phone Number	291-2411
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $2.50
Trading Symbol	FULT
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/40th Interest in a Share of Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FULTP
Security Exchange Name	NASDAQ